STOCK WARRANTS AND STOCK OPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dividend yield	0.00%	0.00%
Volatility	180.00%
Risk free interest rate	0.13%
Minimum [Member]
Exercise Price	$ 2.77	$ 1.645
Volatility	138.00%	162.00%
Maximum [Member]
Exercise Price	$ 3.58	$ 3.30
Volatility	198.00%	181.00%
Warrants [Member]
Dividend yield	0.00%	0.00%
Life of warrants		5 years
Warrants [Member] | Minimum [Member]
Life of warrants	2 years
Exercise Price	$ 2.00	$ 0.50
Volatility	120.00%	153.00%
Risk free interest rate	0.14%	0.19%
Warrants [Member] | Maximum [Member]
Life of warrants	5 years
Exercise Price	$ 3.00	$ 2.00
Volatility	158.00%	154.00%
Risk free interest rate	0.98%	0.29%